SHARE CAPITAL (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE CAPITAL
Share capital, shares outstanding	90,515	85,546	77,961
Number of common shares, value	$ 171,671	$ 165,061	$ 151,722